Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 29, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 24, 2011		Jun. 25, 2011		Mar. 26, 2011		Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Quarterly Financial Data [Line Items]
Net sales	$ 2,622,760	[1]	$ 2,692,933	[2]	$ 2,507,150	[3]	$ 2,872,809	[4]	$ 2,969,695	[5]	$ 2,836,737	[6]	$ 2,710,141		$ 2,972,960		$ 10,695,652	$ 11,489,533	$ 11,633,094
Gross profit	606,767	[1]	662,672	[2]	572,196	[3]	694,403	[4]	715,135	[5]	678,021	[6]	615,065		696,907		2,536,038	2,705,128	2,610,242
Net earnings (loss)	(7,307)	[1]	(61,925)	[2]	(57,387)	[3]	49,499	[4]	20,348	[5]	100,849	[6]	(20,116)		(5,390)		(77,120)	95,691	(46,205)
Net earnings (loss) attributable to Office Depot, Inc.	(7,316)	[1]	(61,916)	[2]	(57,382)	[3]	49,503	[4]	20,350	[5]	100,872	[6]	(20,114)		(5,414)		(77,111)	95,694	(44,623)
Net earnings (loss) available to common stockholders	$ (17,485)	[1]	$ (69,566)	[2]	$ (64,281)	[3]	$ 41,287	[4]	$ 12,284	[5]	$ 91,659	[6]	$ (29,327)		$ (14,627)		$ (110,045)	$ 59,989	$ (81,736)
Net earnings (loss) per share:
Basic	$ (0.06)	[1],[7]	$ (0.25)	[2],[7]	$ (0.23)	[3],[7]	$ 0.14	[4],[7]	$ 0.04	[5],[7]	$ 0.29	[6],[7]	$ (0.11)	[7]	$ (0.05)	[7]	$ (0.39)	$ 0.22	$ (0.30)
Diluted	$ (0.06)	[1],[7]	$ (0.25)	[2],[7]	$ (0.23)	[3],[7]	$ 0.14	[4],[7]	$ 0.04	[5],[7]	$ 0.28	[6],[7]	$ (0.11)	[7]	$ (0.05)	[7]	$ (0.39)	$ 0.22	$ (0.30)

[1]	Net earnings include approximately $9 million North American Retail Division fixed asset impairment.
[2]	Net earnings include approximately $88 million North American Retail and International Division asset impairments.
[3]	Net earnings include approximately $24 million North American Retail Division fixed asset impairment.
[4]	Net earnings include approximately $68 million of recovery of purchase price income from previous acquisition associated with pension plan and approximately $12 million loss on extinguishment of debt.
[5]	Fiscal year 2011 includes 53 weeks in accordance with the Company's 52- week, 53-week retail calendar; accordingly, the fourth quarter includes 14 weeks. Additionally, the fourth quarter includes approximately $24 million of benefits from the reversal of uncertain tax positions and valuation allowances.
[6]	Net earnings include approximately $99 million of tax and related interest benefits from the reversal of uncertain tax positions.
[7]	Due to rounding, the sum of the quarterly earnings per share amounts may not equal the reported earnings per share for the year.